LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Allowance for Loan and Lease Losses, Beginning balance	$ 764	$ 1,535
Allowance for Loan and Lease Losses, Provision for loan losses	139	668
Allowance for Loan and Lease Losses, Loans charged off	(28)	(1,439)
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	875	764
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses, Beginning balance	36	36
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	35	36
Loans On Deposits [Member]
Allowance for Loan and Lease Losses, Beginning balance	8	8
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	7	8
Consumer and Other Loan [Member]
Allowance for Loan and Lease Losses, Beginning balance	14	14
Allowance for Loan and Lease Losses, Provision for loan losses	26	0
Allowance for Loan and Lease Losses, Loans charged off	(24)	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	16	14
Unallocated Loans [Member]
Allowance for Loan and Lease Losses, Beginning balance	200	200
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	200	200
Residential Real Estate One To Four Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	490	1,261
Allowance for Loan and Lease Losses, Provision for loan losses	79	668
Allowance for Loan and Lease Losses, Loans charged off	(4)	(1,439)
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	565	490
Residential Real Estate Multi Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	11	11
Allowance for Loan and Lease Losses, Provision for loan losses	38	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	49	11
Residential Real Estate Construction [Member]
Allowance for Loan and Lease Losses, Beginning balance	5	5
Allowance for Loan and Lease Losses, Provision for loan losses	(2)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	$ 3	$ 5